Basis of preparation and material accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Compliance with International Financial Reporting Standards
(a) Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared on the basis of the policies set out in the 2022 annual financial statements, except for those relating to IFRS 17 ‘Insurance Contracts’ and amendments to IAS 12 ‘Income Taxes’ as set out below. They have also been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU, and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2022.
These financial statements should be read in conjunction with the Annual Report and Accounts 2022, which was prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These financial statements were also prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee. These financial statements should be read in conjunction with the information about the application of IFRS 17 ‘Insurance Contracts’ as set out below and the new policies for insurance contracts as described on pages 7 to 9 of our Report on Transition to IFRS 17 ‘Insurance Contracts’ issued on 2 May 2023.
At 30 June 2023, there were no IFRSs effective for the half-year to 30 June 2023 affecting these financial statements that were not approved for adoption in the UK by the UK Endorsement Board. With the exception of amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’, which is expected to be endorsed by the EU in the second half of 2023, there was no difference between IFRSs adopted by the UK, IFRSs as adopted by the EU, and IFRSs issued by the IASB in terms of their application to HSBC.

Standards applied during the half-year to 30 June 2023
Standards applied during the half-year to 30 June 2023
IFRS 17 ‘Insurance Contracts’
On 1 January 2023, the Group adopted the requirements of IFRS 17 ‘Insurance Contracts’ retrospectively with comparatives restated from the transition date, 1 January 2022. At transition, the Group’s total equity reduced by $10,459m.
On adoption of IFRS 17, balances based on IFRS 4, including the present value of in-force long-term insurance business (‘PVIF’) asset in relation to the upfront recognition of future profits of in-force insurance contracts, were derecognised. Insurance contract liabilities have been remeasured under IFRS 17 based on groups of insurance contracts, which include the fulfilment cash flows comprising the best estimate of the present value of the future cash flows (for example premiums and payouts for claims, benefits, and expenses), together with a risk adjustment for non-financial risk, as well as the contractual service margin (‘CSM’). The CSM represents the unearned profits that will be released and systematically recognised in insurance revenue as services are provided over the expected coverage period.
In addition, the Group has made use of the option under the standard to re-designate certain eligible financial assets held to support insurance contract liabilities, which were predominantly measured at amortised cost, as financial assets measured at fair value through profit or loss, with comparatives restated from the transition date.
The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by reference to the value of the relevant underlying funds or indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised, representing the upfront recognition of future profits associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence/ recognition
–The value of new business is reported as revenue on Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is recognised immediately in the income statement.
–Variances between actual and expected cash flows are recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the general measurement model (‘GMM’) or the variable fee approach (‘VFA’) model for insurance contracts with direct participation features upon meeting the eligibility criteria. Under the VFA model, the Group’s share of the investment experience and assumption changes are absorbed by the CSM and released over time to profit or loss. For contracts measured under GMM, the Group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and fee expense as incurred and the allowances for those costs released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.

Transition
In applying IFRS 17 for insurance contracts retrospectively, the full retrospective approach (‘FRA’) has been used unless it has been impracticable. When the FRA is impracticable such as when there is a lack of sufficient and reliable data, an entity has an accounting policy choice to use either the modified retrospective approach (‘MRA’) or the fair value approach (‘FVA’). The Group has applied the FRA for new business from 2018 at the earliest, subject to practicability, and the FVA for the majority of contracts for which the FRA is impracticable.
Under the FVA, the valuation of insurance liabilities on transition is based on the applicable requirements of IFRS 13 ‘Fair Value Measurement’. This requires consideration of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The CSM is calculated as the difference between what a market participant would demand for assuming the unexpired risk associated with insurance contracts, including required profit, and the fulfilment cash flows that are determined using IFRS 17 principles.
In determining the fair value, the Group considered the estimated profit margin that a market participant would demand in return for assuming the insurance liabilities with the consideration of the level of capital that a market participant would be required to hold, and the discount rate with an allowance for an illiquidity premium that takes into account the level of ‘matching’ between the Group’s assets and related liabilities. These assumptions were set taking into account the assumptions that a hypothetical market participant operating in each local jurisdiction would consider.
Amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’
On 23 May 2023, the IASB issued amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’, which became effective immediately and were approved for adoption by all members of the UK Endorsement Board on 19 July 2023. On 20 June 2023, legislation was substantively enacted in the UK to introduce the OECD’s Pillar Two global minimum tax rules and a UK qualified domestic minimum top-up tax, with effect from 1 January 2024. The Group has applied the IAS 12 exception from recognising and disclosing information on associated deferred tax assets and liabilities. As noted above, the EU has not yet endorsed these IAS 12 amendments but is expected to do so in the second half of 2023.
There were no other new standards or amendments to standards that had an effect on these interim condensed financial statements.
Use of estimates and judgements
(b)    Use of estimates and judgements
Management believes that the critical accounting estimates and judgements applicable to the Group are those that relate to impairment of amortised cost and FVOCI debt financial assets, the valuation of financial instruments, deferred tax assets, provisions, interests in associates, impairment of goodwill and non-financial assets, post-employment benefit plans, and non-current assets and disposal groups held for sale.
There were no material changes in the current period to any of the critical accounting estimates and judgements disclosed in 2022, which are stated on pages 99 and 337 to 347 of the Annual Report and Accounts 2022.

Going concern	(d) Going concern The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios, as well as considering potential impacts from other top and emerging risks, and the related impact on profitability, capital and liquidity.